Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loans Receivable

A summary of loans receivables at December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan principal balance	$5,255	$31,264
Loan origination fees, net	1,157	8,307
Loan impairment valuation	(3,368)	(10,195)

Loans receivable, net	$3,044	$29,376

Changes In Loans Receivable Principal Balance

An analysis of the changes in loans receivable principal balance during the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan principal balance, beginning	$31,264	$76,939
Loan originations	—	18,385
Subsequent year premiums paid, net of reimbursement	—	339
Loan write-offs	—	(3,058)
Loan payoffs	(17,116)	(55,277)
Loans transferred to investments in life settlements	(8,893)	(6,064)

Loan principal balance, ending	$5,255	$31,264

Analysis of Loan Impairment Valuation

An analysis of the loan impairment valuation for the year ended December 31, 2012 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$10,195	$1,920	$12,115
Provision for loan losses	437	78	515
Charge-offs	(7,264)	(1,051)	(8,315)

Balance at end of period	$3,368	$947	$4,315

An analysis of the loan impairment valuation for the year ended December 31, 2011 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$7,176	$1,340	$8,516
Provision for loan losses	6,793	796	7,589
Charge-offs	(3,774)	(216)	(3,990)

Balance at end of period	$10,195	$1,920	$12,115

An analysis of the loan impairment valuation for the year ended December 31, 2010 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$11,599	$1,788	$13,387
Provision for loan losses	2,276	2,200	4,476
Charge-offs	(8,205)	(2,647)	(10,852)
Recoveries	1,506	—	1,506

Balance at end of period	$7,176	$1,341	$8,517

Analysis of Allowance for Loan Losses and Recorded Investment in Loans by Loan Type

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2012 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$6,914	$3,281	$10,195
Provision for loan losses	—	437	437
Charge-offs	(4,222)	(3,042)	(7,264)

Ending balance	$2,692	$676	$3,368

Ending balance: individually evaluated for impairment	$2,692	$676	$3,368

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2011 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$888	$6,288	$7,176
Provision for loan losses	6,774	19	6,793
Charge-offs	(748)	(3,026)	(3,774)

Ending balance	$6,914	$3,281	$10,195

Ending balance: individually evaluated for impairment	$6,914	$3,281	$10,195

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2010 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$1,983	$9,616	$11,599
Provision for loan losses	—	2,276	2,276
Charge-offs	(2,601)	(5,604)	(8,205)
Recoveries	1,506	—	1,506

Ending balance	$888	$6,288	$7,176

Ending balance: individually evaluated for impairment	$888	$6,288	$7,176

Analysis of Credit Ratings

An analysis of the credit quality indicators by loan type at December 31, 2012 is presented in the following table (dollars in thousands):

	Uninsured		Insured(1)
S&P Designation	Unpaid Principal Balance	Percent	Unpaid Principal Balance	Percent
AAA	$—	0.00%	$—	0.00%
AA+	—	0.00%	—	0.00%
AA	—	0.00%	—	0.00%
AA-	2,072	43.58%	408	81.44%
A+	2,548	53.97%	93	18.56%
A1	—	0.00%	—	0.00%
A	—	0.00%	—	0.00%
BB-	134	2.45%	—	0.00%

Total	$4,754	100%	$501	100%

An analysis of the credit quality indicators by loan type at December 31, 2011 is presented in the following table (dollars in thousands):

	Uninsured		Insured(1)
S&P Designation	Unpaid Principal Balance	Percent	Unpaid Principal Balance	Percent
AAA	$—	0.00%	$—	0.00%
AA+	694	5.09%	222	1.26%
AA	—	0.00%	—	0.00%
AA-	6,558	48.05%	9,085	51.57%
A+	3,060	22.42%	1,287	7.31%
A1	—	0.00%	—	0.00%
A	3,336	24.44%	7,022	39.86%
BB-	—	0.00%	—	0.00%

Total	$13,648	100%	$17,616	100%

(1)	All of the Company’s insured loans have lender protection coverage with Lexington Insurance Company. As of December 31, 2012, Lexington had a financial strength rating of “A” with a stable outlook by Standard & Poors (S&P).

Summary of Investment In Impaired Loans

A summary of our investment in impaired loans at December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan receivable, net	$3,011	$17,424
Interest receivable, net	724	6,799

Investment in impaired loans	$3,735	$24,223

Impaired Loans With and Without Related Allowance

An analysis of impaired loans with and without a related allowance at December 31, 2012 is presented in the following table by loan type (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Uninsured Loans	$—	$—	$—	$—	$—
Insured Loans	—	—	—	—	—
With an allowance recorded:
Uninsured Loans	3,623	4,735	3,413	6,887	1,444
Insured Loans	112	501	902	7,091	227

Total Impaired Loans	$3,735	$5,236	$4,315	$13,978	$1,671

An analysis of impaired loans with and without a related allowance at December 31, 2011 is presented in the following table by loan type (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Uninsured Loans	$—	$—	$—	$—	$—
Insured Loans	—	—	—	—	—
With an allowance recorded:
Uninsured Loans	10,153	13,628	6,894	6,764	1,684
Insured Loans	14,070	10,391	3,301	24,847	3,195

Total Impaired Loans	$24,223	$24,019	$10,195	$31,611	$4,879

Analysis of Unpaid Principal Balance of Past Due Loans

An analysis of past due at December 31, 2012 is presented in the following table by loan type (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due
Uninsured Loans	$—	$—	$599	$599
Insured Loans	—	—	315	315

Total	$—	$—	$914	$914

An analysis of past due at December 31, 2011 is presented in the following table by loan type (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due
Uninsured Loans	$—	$—	$599	$599
Insured Loans	1,570	—	—	1,570

Total	$1,570	$—	$599	$2,169